LOANS PAYABLE AND CONVERTIBLE SUBORDINATED NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Assumptions Used in Estimating the Fair Value of Warrants Using the Black-Scholes Option Pricing Model

We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	December 22, 2010
Expected life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%

We estimated the fair value of the new and amended Warrants using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	May 1, 2012
Expected life	7 years
Expected volatility	88.2%
Dividends	None
Risk-free interest rate	1.35%

We estimated the fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	June 26, 2012	August 9, 2012
Expected life	4 years	4 years
Expected volatility	95.4%	97.7%
Dividends	None	None
Risk-free interest rate	0.59%	0.66%

We estimated the updated fair value of the JMJ Warrant using the Black-Scholes option pricing model using the following assumptions:

Assumptions:	September 30, 2012
Expected life	3.9 years
Expected volatility	101.8%
Dividends	None
Risk-free interest rate	0.47%

We estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions:

December 22, 2010
Assumptions:
Expected Life	7 years
Expected volatility	39.9%
Dividends	None
Risk-free interest rate	2.74%